SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 4) $ / shares in Units, € in Millions, ¥ in Millions, ¥ in Millions, £ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2015 JPY (¥)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Warranty period of solar modules in relation to minimum power output		25 years
Warranty period two of solar modules for defects in materials and workmanship		10 years
Linear performance warranty of maximum decrease in module power output per year (as a percent)		0.70%
Warranty accrual rate as a percent of revenue		1.00%
Foreign currency translation and foreign currency risk
Cash and cash equivalents and restricted cash denominated in RMB, USD equivalent			$ 179,285,684						$ 290,917,384
Cash and cash equivalents and restricted cash held in major financial institutions (as a percent)					98.00%	98.00%	98.00%	98.00%	98.00%
Cash and cash equivalents and restricted cash held in major financial institutions									$ 647,846,643
Derivative financial instruments
Derivatives gain		$ 4,064,972	3,422,052	$ 2,180,418
Earnings (loss) per share
Net (loss) income attributable to Trina Solar Limited shareholders - basic		76,514,935	59,337,685	(72,025,935)
Interest expenses of convertible senior notes		14,488,012	4,167,495
Net (loss) income attributable to Trina Solar Limited shareholders - diluted		$ 91,002,947	$ 63,505,180	$ (72,025,935)
Weighted average number of ordinary shares outstanding - basic | shares		4,226,950,678	3,881,503,977	3,553,552,756
Weighted average number of ordinary shares outstanding - diluted | shares		5,277,943,367	4,274,694,832	3,553,552,756
(Loss) earnings per ordinary share from operations - basic | $ / shares		$ 0.02	$ 0.02	$ (0.02)
(Loss) earnings per ordinary share from operations - diluted | $ / shares		$ 0.02	$ 0.01	$ (0.02)
3.5% Notes Due 2019
Earnings (loss) per share
Plus incremental weighted average number of ordinary shares from assumed conversion of convertible senior notes due 2019 using the if-converted method (see Note 11) | shares		603,146,853	333,940,033
4.0% Notes Due 2019
Earnings (loss) per share
Plus incremental weighted average number of ordinary shares from assumed conversion of convertible senior notes due 2019 using the if-converted method (see Note 11) | shares		391,422,737
Share Options
Earnings (loss) per share
Plus incremental weighted average number of ordinary shares from assumed conversion of share-based compensation using the treasury stock method | shares		29,788,689	43,275,906
Restricted shares
Earnings (loss) per share
Plus incremental weighted average number of ordinary shares from assumed conversion of share-based compensation using the treasury stock method | shares		26,634,410	15,974,916
Minimum
Warranty period one of solar modules for defects in materials and workmanship	2 years
Maximum
Warranty period one of solar modules for defects in materials and workmanship	5 years
Concentrations of credit risk
Term of foreign currency derivative contracts		6 months
USD
Foreign currency translation and foreign currency risk
Cash and cash equivalents and restricted cash denominated in local currency									329,000,000
Cash and cash equivalents and restricted cash denominated in RMB, USD equivalent									329,000,000
RMB
Foreign currency translation and foreign currency risk
Cash and cash equivalents and restricted cash denominated in local currency | ¥								¥ 1,888
Cash and cash equivalents and restricted cash denominated in RMB, USD equivalent									291,000,000
EUR
Foreign currency translation and foreign currency risk
Cash and cash equivalents and restricted cash denominated in local currency | €							€ 8
Cash and cash equivalents and restricted cash denominated in RMB, USD equivalent									9,000,000
GBP
Foreign currency translation and foreign currency risk
Cash and cash equivalents and restricted cash denominated in local currency | £						£ 2
Cash and cash equivalents and restricted cash denominated in RMB, USD equivalent									4,000,000
JPY
Foreign currency translation and foreign currency risk
Cash and cash equivalents and restricted cash denominated in local currency | ¥					¥ 1,804
Cash and cash equivalents and restricted cash denominated in RMB, USD equivalent									15,000,000
In PRC | USD
Foreign currency translation and foreign currency risk
Cash and cash equivalents and restricted cash denominated in local currency									232,000,000
In PRC | RMB
Foreign currency translation and foreign currency risk
Cash and cash equivalents and restricted cash denominated in local currency | ¥								¥ 1,888
In PRC | EUR
Foreign currency translation and foreign currency risk
Cash and cash equivalents and restricted cash denominated in local currency | €							1
In PRC | JPY
Foreign currency translation and foreign currency risk
Cash and cash equivalents and restricted cash denominated in local currency | ¥					365
In European Union | USD
Foreign currency translation and foreign currency risk
Cash and cash equivalents and restricted cash denominated in local currency									5,000,000
In European Union | EUR
Foreign currency translation and foreign currency risk
Cash and cash equivalents and restricted cash denominated in local currency | €							€ 7
In European Union | GBP
Foreign currency translation and foreign currency risk
Cash and cash equivalents and restricted cash denominated in local currency | £						£ 2
United States | USD
Foreign currency translation and foreign currency risk
Cash and cash equivalents and restricted cash denominated in local currency									56,000,000
In Asian Pacific | USD
Foreign currency translation and foreign currency risk
Cash and cash equivalents and restricted cash denominated in local currency									$ 36,000,000
In Asian Pacific | JPY
Foreign currency translation and foreign currency risk
Cash and cash equivalents and restricted cash denominated in local currency | ¥					¥ 1,439